UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-04379
Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of principal executive offices)(Zip code)
Dale E. Palka, President
2 Mid America Plaza
Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Suite 2400
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.
Semi-Annual Report
June 30, 2011
ADMINISTRATOR

BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

August 25, 2011
Dear Investors:
On behalf of the Board of Trustees, I am pleased to submit the 2011 Semi-Annual Report for Plan Investment Fund, Inc. We sincerely appreciate your ongoing support and we will continue to work diligently to maintain your trust and confidence.
As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.
Sincerely,

Dale E. Palka
President and Chief Executive Officer

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
June 30, 2011

				Amortized
Par Value		Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS – 100.0%
$2,200,000	Deutsche Bank Securities, Inc. To be repurchased at $2,200,020 (collateralized by $2,229,394 par amount of Federal National Mortgage Backed Adjustable Rate Security, 3.25%; due 11/01/2040; Total Value $2,266,001)	0.04%	07/05/11	$2,200,000
4,000,000	Deutsche Bank Securities, Inc. To be repurchased at $4,000,007 (collateralized by $4,118,000 par amount of U.S. Treasury Note, 1.50%; due 06/30/2016; Total Value $4,080,032)	0.06%	07/01/11	4,000,000
8,000,000	Goldman Sachs & Co. To be repurchased at $8,000,007 (collateralized by $25,284,717 par amount of Federal National Mortgage Backed Securities, Federal National Mortgage Backed Adjustable Rate Securities, Federal Home Loan Mortgage Corp. Adjustable Rate Note and Federal Home Loan Mortgage Corp. Participating Certificates, 2.55% to 6.50%; due 09/01/2016 to 11/01/2040; Total Value $8,240,000)	0.03%	07/01/11	8,000,000
8,000,000	Morgan Stanley & Co., Inc. To be repurchased at $8,000,013 (collateralized by $8,871,213 par amount of Federal National Mortgage Backed Security, 4.50%; due 09/01/2040; Total Value $8,240,000)	0.06%	07/01/11	8,000,000
6,022,000	RBS Securities, Inc. To be repurchased at $6,022,008 (collateralized by $6,100,000 par amount of Federal National Mortgage Backed Adjustable Rate Security, 3.60%; due 04/01/2041; Total Value $6,206,940)	0.05%	07/01/11	6,022,000
5,000,000	UBS Securities LLC To be repurchased at $5,000,008 (collateralized by $4,810,700 par amount of U.S. Treasury Note, 3.63%; due 02/15/2021; Total Value $5,100,105)	0.06%	07/01/11	5,000,000

	Total Repurchase Agreements (Cost $33,222,000)			33,222,000

	Total Investments – 100.0% (Cost $33,222,000)*			33,222,000

	Liabilities in excess of Other Assets – 0.0%			(2,602)

	Net Assets – 100.0%			$33,219,398

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2011

				Amortized
Par Value		Interest Rate	Maturity	Cost
U.S. TREASURY OBLIGATIONS – 6.2%
$14,000,000	U.S. Treasury Note	1.00%	09/30/11	$14,027,602
20,000,000	U.S. Treasury Note	1.00%	10/31/11	20,059,503
15,000,000	U.S. Treasury Note	4.63%	10/31/11	15,216,954
20,000,000	U.S. Treasury Note	0.75%	11/30/11	20,045,611

	Total U.S. Treasury Obligations (Cost $69,349,670)			69,349,670

AGENCY OBLIGATIONS – 3.8%
30,000,000	Federal Home Loan Bank Variable Rate Note (2)(3)	0.11%	09/15/11	29,996,216
13,000,000	Federal National Mortgage Association Variable Rate Note (2)(3)	0.10%	08/11/11	12,999,726

	Total Agency Obligations (Cost $42,995,942)			42,995,942

BANK OBLIGATIONS – 39.6%

YANKEE CERTIFICATES OF DEPOSIT – 39.6%
10,000,000	Bank of Montreal, Chicago (3)	0.27%	01/25/12	10,000,000
25,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.30%	08/02/11	25,000,000
10,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.28%	08/19/11	10,000,000
10,500,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.58%	09/16/11	10,505,352
8,365,000	Canadian Imperial Bank of Commerce, New York (3)	0.24%	07/18/11	8,365,000
10,000,000	Credit Agricole CIB, New York	0.26%	09/02/11	10,000,000
13,000,000	Deutsche Bank AG, New York (3)	0.26%	08/04/11	13,000,000
10,000,000	Deutsche Bank AG, New York	0.31%	10/03/11	10,000,000
10,000,000	Lloyds TSB Bank PLC, New York	0.30%	09/12/11	10,000,000
15,605,000	Lloyds TSB Bank PLC, New York (3)	0.36%	02/14/12	15,605,000
17,000,000	Mizuho Corporate Bank, Ltd., New York	0.28%	08/11/11	17,000,000
10,000,000	National Australia Bank Ltd., New York (3)	0.26%	11/09/11	10,000,000
30,000,000	National Australia Bank Ltd., New York (3)	0.28%	02/10/12	30,000,000
12,000,000	Rabobank Nederland NV, New York (3)	0.28%	09/15/11	12,000,000
17,000,000	Rabobank Nederland NV, New York	0.34%	10/05/11	17,000,000
11,000,000	Royal Bank of Canada, New York (3)	0.25%	10/14/11	11,000,000
30,000,000	Royal Bank of Canada, New York (3)	0.25%	02/29/12	30,000,000
10,000,000	Royal Bank of Canada, New York (3)	0.30%	04/10/12	10,000,000
24,000,000	Royal Bank of Scotland PLC, Connecticut	0.52%	09/19/11	24,000,000
15,000,000	Societe Generale, New York	0.29%	07/12/11	15,000,046
2,500,000	Societe Generale, New York (3)	0.27%	05/08/12	2,500,000
10,000,000	Sumitomo Mitsui Banking Corp., New York	0.17%	07/05/11	10,000,000
25,000,000	Sumitomo Mitsui Banking Corp., New York	0.30%	08/05/11	25,000,000
8,400,000	Toronto Dominion Bank, New York	0.33%	09/06/11	8,400,000
7,000,000	Toronto Dominion Bank, New York (3)	0.27%	01/12/12	7,000,000
18,000,000	UBS AG, Stamford (3)	0.35%	10/04/11	18,004,130
29,000,000	UBS AG, Stamford (3)	0.35%	10/13/11	29,000,000
7,000,000	UBS AG, Stamford (3)	0.23%	11/10/11	7,000,000
20,000,000	Westpac Banking Corp., New York (3)	0.27%	11/04/11	20,000,000
20,000,000	Westpac Banking Corp., New York (3)	0.30%	01/18/12	20,000,000

	Total Bank Obligations (Cost $445,379,528)			445,379,528

See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2011
(Continued)

				Amortized
Par Value		Interest Rate	Maturity	Cost
CORPORATE DEBT – 15.3%

COMMERCIAL PAPER – 15.3%

ASSET BACKED SECURITIES – 9.0%
$5,000,000	Antalis US Funding Corp. (1)	0.27%	09/06/11	$4,997,488
25,000,000	Fairway Finance Co. LLC (3)	0.23%	08/15/11	25,000,000
22,000,000	Fairway Finance Co. LLC (3)	0.21%	11/04/11	22,000,000
20,000,000	Grampian Funding LLC (1)	0.30%	07/01/11	20,000,000
12,000,000	Kells Funding LLC (3)	0.36%	02/10/12	12,000,000
10,000,000	Kells Funding LLC (3)	0.35%	03/01/12	10,000,000
10,000,000	Sydney Capital Corp. (1)	0.30%	07/12/11	9,999,083
20,000,000	Sydney Capital Corp. (1)	0.30%	08/16/11	19,992,333

				123,988,904

FINANCIAL COMPANIES – 6.3%
8,500,000	ING US Funding LLC (1)	0.30%	11/10/11	8,490,650
15,000,000	Natixis US Finance Co. LLC, New York (1)	0.35%	07/01/11	15,000,000
10,000,000	National Australia Funding (DE) (1)	0.10%	07/12/11	9,999,694
15,000,000	US Collateralized Commercial Paper Notes (1)	0.27%	07/18/11	14,998,088

				48,488,432

	Total Commercial Paper			172,477,336

	Total Corporate Debt (Cost $172,477,336)			172,477,336

MUNICIPAL BONDS – 11.4%(4)
11,505,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.08%	02/01/23	11,505,000
6,115,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.05%	08/01/40	6,115,000
12,700,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.07%	08/01/37	12,700,000
18,800,000	Houston, Texas Utility System RB, First Lien, Series B-3, Letter of Credit: Sumitomo Mitsui Bank New York	0.10%	05/15/34	18,800,000
13,700,000	New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, RB, Letter of Credit: Wells Fargo Bank N.A.	0.05%	07/01/33	13,700,000
18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.09%	05/15/34	18,000,000
20,000,000	New York State Housing Finance Agency RB, Multifamily Housing, 150 East 44th St., Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.07%	05/15/32	20,000,000
See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2011
(Continued)

				Amortized
Par Value		Interest Rate	Maturity	Cost
MUNICIPAL BONDS (continued)
$10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp.	0.08%	09/01/35	$10,000,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co.	0.15%	12/01/29	10,800,000
6,880,000	Wisconsin Housing and Economic Development Authority, Home Ownership RB, 2007 Series D, Standby Bond Purchase Agreement: Fortis Bank SA/NV, New York	0.19%	03/01/38	6,880,000

	Total Municipal Bonds (Cost $128,500,000)			128,500,000

REPURCHASE AGREEMENTS – 23.7%
102,097,000	Deutsche Bank Securities, Inc. To be repurchased at $102,097,028 (collateralized by $181,716,000 par amount of Federal National Mortgage Association Debentures, Federal National Mortgage Association Notes, Federal Home Loan Bank Optional Principal Redemption Securities and Federal Home Loan Mortgage Corp. Note, 0.00% to 5.59%; due 10/22/2013 to 02/09/2040; Total Value $104,139,866)	0.01%	07/01/11	102,097,000
165,000,000	UBS Securities LLC To be repurchased at $165,000,275 (collateralized by $163,826,644 par amount of Federal Home Loan Mortgage Corp. Participating Certificates, 4.50%; due 05/01/2041; Total Value $169,950,000)	0.06%	07/01/11	165,000,000

	Total Repurchase Agreements (Cost $267,097,000)			267,097,000

See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2011
(Concluded)

Amortized
Cost
Total Investments – 100.0% (Cost $1,125,799,476 ) *	$1,125,799,476

Other Assets in excess of Liabilities – 0.0%	262,826

Net Assets – 100.0%	$1,126,062,302

Net Asset Value	$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)	Rate disclosed represents the discount rate at the time of purchase.

(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(3)	Variable rate security. Interest rate shown is as of report date, and the date shown is the final maturity date.

(4)	Variable rate security. Interest rate shown is as of report date, and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

DE	Delaware

GO	General Obligation

RB	Revenue Bonds
See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Statements of Assets and Liabilities
(Unaudited)
June 30, 2011

	Government/REPO	Money Market
	Portfolio	Portfolio
ASSETS
Investments in securities, at amortized cost, which approximates fair value	$—	$858,702,476
Repurchase agreements, at cost, which approximates fair value	33,222,000	267,097,000
Cash	39,207	90
Accrued interest receivable	53	519,203
Other assets	2,311	33,405

Total Assets	33,263,571	1,126,352,174

LIABILITIES
Dividends payable	389	60,673
Accrued expenses payable
Investment advisory fees (Note 2)	233	71,022
Administration fees (Note 2)	—	38,170
Custodian fees (Note 2)	4,948	33,588
Transfer agent fees (Note 2)	847	4,653
Other liabilities	37,756	81,766

Total Liabilities	44,173	289,872

NET ASSETS	$33,219,398	$1,126,062,302

NET ASSETS CONSIST OF:
Paid-in Capital	$33,219,398	$1,126,025,980
Accumulated undistributed net investment income	—	352
Accumulated net realized gain on securities sold	—	35,970

TOTAL NET ASSETS	$33,219,398	$1,126,062,302

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	33,219,398	1,126,025,980

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Statements of Operations
(Unaudited)
Six Months Ended June 30, 2011

	Government/REPO	Money Market
	Portfolio	Portfolio
INTEREST INCOME	$43,573	$1,715,908
EXPENSES
Investment advisory fees (Note 2)	63,438	818,429
Administration fees (Note 2)	15,860	317,811
Custodian fees (Note 2)	9,296	73,525
Audit and tax fees	3,699	32,625
Legal fees	2,652	60,075
Insurance expense	1,163	45,220
Transfer agent fees (Note 2)	840	7,931
Fund compliance fees	—	20,641
Trustee expense	—	9,347
Miscellaneous	11,313	31,862

Total Expenses	108,261	1,417,466
Less fees waived (Note 2)	(79,907)	(329,906)

Net Expenses	28,354	1,087,560

NET INVESTMENT INCOME	15,219	628,348

NET REALIZED GAIN ON SECURITIES SOLD	—	35,970

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,219	$664,318

See accompanying notes to financial statements.

Government/REPO Portfolio
Statements of Changes in Net Assets

	For the
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$15,219	$108,991

Net increase in net assets resulting from operations	15,219	108,991

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0002 and $0.0009 per PC, respectively	(15,219)	(108,991)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	70,040,474	1,464,718,458
Reinvestment of dividends	16,512	45,649
Cost of PCs repurchased	(161,015,027)	(1,522,512,890)

Net decrease in net assets resulting from capital transactions	(90,958,041)	(57,748,783)

Total decrease in net assets	(90,958,041)	(57,748,783)

NET ASSETS:
Beginning of period	124,177,439	181,926,222

End of period	$33,219,398	$124,177,439

Accumulated undistributed net investment income	$—	$—

SUMMARY OF PC TRANSACTIONS:
PCs sold	70,040,474	1,464,718,458
Reinvestments of dividends	16,512	45,649
PCs repurchased	(161,015,027)	(1,522,512,890)

Net decrease in PCs outstanding	(90,958,041)	(57,748,783)

See accompanying notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets

	For the
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$628,348	$1,701,307
Net realized gain on securities sold	35,970	53,363

Net increase in net assets resulting from operations	664,318	1,754,670

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0005 and $0.0015 per PC, respectively	(654,483)	(1,839,863)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	4,997,172,163	9,637,139,042
Reinvestment of dividends	524,251	1,467,291
Cost of PCs repurchased	(5,006,371,854)	(9,640,722,568)

Net decrease in net assets resulting from capital transactions	(8,675,440)	(2,116,235)

Total decrease in net assets	(8,665,605)	(2,201,428)

NET ASSETS:
Beginning of period	1,134,727,907	1,136,929,335

End of period	$1,126,062,302	$1,134,727,907

Accumulated undistributed net investment income	$352	$—

SUMMARY OF PC TRANSACTIONS:
PCs sold	4,997,172,163	9,697,146,286
Reinvestments of dividends	524,251	1,467,291
PCs repurchased	(5,006,371,854)	(9,700,729,812)

Net decrease in PCs outstanding	(8,675,440)	(2,116,235)

See accompanying notes to financial statements.

Government/REPO Portfolio
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year		Year	Year	Year
	06/30/11		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		12/31/10	12/31/09		12/31/08	12/31/07	12/31/06
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	—	(1)	0.001	0.001		0.020	0.050	0.050
Net Realized Gain (Loss) on Investments	—		—	—		—	—	—

Total Income From Investment Operations	—		0.001	0.001		0.020	0.050	0.050

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	—	(1)	(0.001)	(0.001)		(0.020)	(0.050)	(0.050)

Total Dividends and Distributions	—		(0.001)	(0.001)		(0.020)	(0.050)	(0.050)

Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.02%		0.09%	0.07%		1.92%	5.15%	5.06%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$33,219		$124,177	$181,926		$443,571	$415,405	$885,468

Ratio of Net Expenses to Average Net Assets (2)	0.09	%*	0.10%	0.12	%(4)	0.11%(4)	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets (3)	0.05	%*	0.09%	0.08%		1.84%	5.09%	4.96%

*	Annualized.

(1)	Less than $0.001 per share.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been 0.34% annualized for the six months ended June 30, 2011 and 0.30%, 0.29%, 0.25%, 0.22% and 0.22% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006 respectively.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income/(loss) to average daily net assets would have been (0.20)% annualized for the six months ended June 30, 2011 and (0.11)%, (0.09)%, 1.70%, 4.97% and 4.84% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(4)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.03% and 0.01%, respectively.
See accompanying notes to financial statements.

Money Market Portfolio
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended	Year	Year		Year		Year	Year
	06/30/11	Ended	Ended		Ended		Ended	Ended
	(Unaudited)	12/31/10	12/31/09		12/31/08		12/31/07	12/31/06
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.001	0.002	0.005		0.030		0.050	0.049
Net Realized Gain (Loss) on Investments (1)	—	—	—		—		—	—

Total Income From Investment Operations	0.001	0.002	0.005		0.030		0.050	0.049

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.001)	(0.002)	(0.005)		(0.030)		(0.050)	(0.049)

Total Dividends and Distributions	(0.001)	(0.002)	(0.005)		(0.030)		(0.050)	(0.049)

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return	0.05%	0.15%	0.46%		2.67%		5.12%	4.92%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,126,062	$1,134,728	$1,136,929		$1,215,820		$461,251	$143,329

Ratio of Net Expenses to Average Net Assets (2)	0.17%*	0.17%	0.19	%(4)	0.20	%(4)	0.23%	0.27%

Ratio of Net Investment Income to Average Net Assets (3)	0.10%*	0.13%	0.47%		2.56%		4.84%	4.80%

*	Annualized.

(1)	Less than $0.001 per share.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been 0.22% annualized for the six months ended June 30, 2011 and 0.22%, 0.23%, 0.23%, 0.25%, and 0.30% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income/(loss) to average daily net assets would have been 0.05% annualized for the six months ended June 30, 2011 and 0.08%, 0.43%, 2.53%, 4.82% and 4.77% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(4)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.02% and 0.01%, respectively.
See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2011
Note 1. Organization and Significant Accounting Policies
Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of two separate portfolios: the Government/REPO Portfolio and the Money Market Portfolio (the “Portfolio(s)”).
Security Valuation: Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until effective maturity or sale of the security.
Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs used to value the Portfolios’ net assets as of June 30, 2011 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2011	Price	Inputs	Inputs
Government/REPO Portfolio
Investments in Securities*	$33,222,000	$—	$33,222,000	$—

Money Market Portfolio
Investments in Securities*	$1,125,799,476	$—	$1,125,799,476	$—

*	Please refer to the schedule of investments for industry and security type breakouts.
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contem-poraneous,observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For the period ended June 30, 2011, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2011 (Continued)
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized, over the estimated lives of the respective securities.
Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year.
Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios in 2010 were from ordinary income for U.S. income tax purposes.
For the period ended June 30, 2011, the Money Market Portfolio distributed $26,487 in undistributed net realized short term gains, as of December 31, 2010, to its shareholders. Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal tax purposes.
Repurchase Agreements: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. All repurchase agreements held as of June 30, 2011 were entered into on June 30, 2011.
Expenses, Investment Income and Gain/Loss Allocation: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.
Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Note 2. Transactions with Affiliates and Related Parties
The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:
BlackRock Institutional Management Corporation (“BIMC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2011
(Continued)
BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.
BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average daily net assets for the year. BIMC and BCSFSC have further agreed to waive fees “(other fee waivers)” such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average daily net assets. BIMC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BCSFSC has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. BCSFSC or BIMC cannot terminate such fee waivers prior to May 1, 2012 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2012 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.
For the Government/Repo Portfolio, BCSFSC has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, BCSFSC shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. BCSFSC has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, BCSFSC shall waive all of its fees for such day. BIMC has further agreed that if for any day, after giving effect to any other fee waivers and the BCSFSC fee waiver, the portfolio yield would be less than 0.01%, BIMC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be not less than 0.01%. BIMC has agreed that if after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be less than 0.01%, BIMC shall waive all of its fees for such day. BCSFSC or BIMC may terminate this fee waiver (the “portfolio yield waiver”) at any time for any reason upon notice to the other and the Fund.
As a result of these foregoing waivers, for the six months ended June 30, 2011, BCSFSC waived $23,046 and $63,562 of which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio and Money Market Portfolio, respectively. BIMC waived $56,861 and $266,344 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2011.
The Bank of New York Mellon (the “Custodian”) succeeded PFPC Trust Company as custodian of the Fund’s assets and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as the Fund’s transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.
The Fund has disclosed that it was anticipated that on or after June 1, 2011 the investment advisory agreements between the Fund and BIMC would be transferred to BlackRock Advisors, LLC (“BALLC”). See “Note 4. Subsequent Events” of Notes to Financial Statements.
Note 3. Uncertain Tax Positions
Management has analyzed the Portfolios’ tax positions taken on federal and state income tax returns for all open tax years (2007 through 2010), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2011
(Concluded)
Note 4. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events other than the following:
As of July 20, 2011, the investment advisory agreements between the Fund and BIMC were transferred to BALLC (the “Transaction”). The Transaction, which was undertaken in connection with the reorganization of certain BlackRock, Inc. investment advisory entities, did not result in the assignment of the investment advisory agreements between the Fund and BIMC for purposes of the Investment Company Act because there was no change of actual control or management of the investment adviser. There was no change of control because BIMC and BALLC are both indirect wholly-owned subsidiaries of BlackRock, Inc., and BALLC will continue to be an indirect wholly-owned subsidiary of BlackRock, Inc. after the Transaction. There was no change in management because the same portfolio management teams are advising the Portfolios when BALLC is acting as the investment adviser as advised the Portfolios when BIMC was acting as the investment adviser.
In connection with the Transaction, BALLC entered into investment advisory agreements with the Fund that are substantially identical to the then existing investment advisory agreements between BIMC and the Fund. BALLC, BCSFC and the Fund entered into agreements relating to fee waivers and expense limitations that are substantially identical to the then existing agreements among BIMC, BCSFC and the Fund relating to such matters. BALLC, BCSFC and the Fund also entered into a fee waiver agreement relating to the portfolio yield of the Money Market Portfolio that is substantially identical to the existing fee waiver agreement relating to the portfolio yield of the Government/REPO Portfolio.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)
June 30, 2011
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2011.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2011” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio
			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2011	June 30, 2011	June 30, 2011*

Actual	$1,000.00	$1,000.20	$0.45

Hypothetical (5% return before expenses)	$1,000.00	$1,024.34	$0.45

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Money Market Portfolio
			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2011	June 30, 2011	June 30, 2011*

Actual	$1,000.00	$1,000.50	$0.84

Hypothetical (5% return before expenses)	$1,000.00	$1,023.94	$0.85

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)
June 30, 2011
Government/REPO
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.0%	$33,222,000
Liabilities in excess of Other Assets	0.0	(2,602)

Net Assets	100.0%	$33,219,398

Estimated Maturity Information

		Percentage
Maturity Information	Par Value	of Portfolio
1 - 7 days	$33,222,000	100.0%

	$33,222,000	100.0%

Average Weighted Maturity — 1 day

Plan Investment Fund, Inc.
Fund Profile
(Unaudited)
June 30, 2011
Money Market Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
U.S. Treasury Obligations	6.2%	$69,349,670
Agency Obligations	3.8	42,995,942
Bank Obligations — Yankee Certificates of Deposit	39.6	445,379,528
Commercial Paper — Asset Backed Securities	9.0	101,988,904
Commercial Paper — Financial Companies	6.3	70,488,432
Municipal Bonds	11.4	128,500,000
Repurchase Agreements	23.7	267,097,000

Total Investments in Securities	100.0%	1,125,799,476

Other Assets in excess of Liabilities:	0.0%	262,826

Net Assets	100.0%	$1,126,062,302

Estimated Maturity Information

		Percentage
Maturity Information	Par Value	of Portfolio
1 - 7 days	$553,597,000	49.2%
8 - 14 days	130,000,000	11.5
15 - 30 days	102,365,000	9.1
31 - 60 days	127,105,000	11.3
61 - 90 days	107,900,000	9.6
91 - 120 days	41,000,000	3.6
121 - 150 days	43,500,000	3.9
Over 150 days	20,000,000	1.8

	$1,125,467,000	100.0%

Average Weighted Maturity — 27 days

Plan Investment Fund, Inc.
Approval of Investment Advisory and Service Agreements
(Unaudited)
June 30, 2011
Board of Trustees’ Consideration of the Investment Advisory and Service Agreements. The Investment Advisory and Service Agreements (“Advisory Agreements”) between Plan Investment Fund, Inc. (“PIF”) and BlackRock Institutional Management Corporation (“BIMC” or “Investment Advisor”), were most recently approved by the Board of Trustees (the “Board” or the “Trustees”) of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the “Independent Trustees”), at an in-person meeting of the Board held on April 20, 2011. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for each portfolio of PIF (each, a “Portfolio”), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. (“BlackRock”) and PNC Bank-affiliated companies for the years ended December 31, 2010 and 2009; and (iv) information regarding fees paid to service providers that are affiliates of the Investment Advisor. At the December 2, 2010 Board meeting, the Trustees reviewed a report from Lipper, Inc. (“Lipper”), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds and investment performance of each Portfolio in comparison to the investment performance of a peer group of funds.
Fees and Expenses. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before (referred to as “Contractual”) and after (referred to as “Total”) any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a “peer group”). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper.
The Trustees were also provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.
Nature, Extent and Quality of Services. The Trustees received information concerning the investment philosophy and investment process used by the Investment Advisor in managing the Portfolios. In connection with this information, the Trustees considered the Investment Advisor’s in-house research capabilities as well as other resources available to the Investment Advisor’s personnel.
The Trustees also considered the quality of the services provided by the Investment Advisor to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Advisor designed to fulfill its duties to the Portfolios with respect to compliance matters.
The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BlackRock and its financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Advisor were consistent with the Portfolios’ requirements and that the Investment Advisor appeared to have the necessary personnel and other resources to meet its obligations under the Advisory Agreements.
Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Portfolio’s performance universe were selected by Lipper. As previously mentioned, the Board was provided with performance data for each Portfolio over the one, two, three, five-year and since inception periods ended September 30, 2010. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.
Profitability. The Board of Trustees considered the level of BIMC’s and its affiliates’ profits in respect of their relationship with the Portfolios, including the cost of services provided by BIMC. This consideration included a review of BIMC’s methodology in allocating its costs to the management of a Portfolio. The Board of Trustees considered the profits realized by BIMC and its affiliates in connection with the operation of the Fund. The Board of Trustees also considered BIMC’s profit margins. The Board concluded that BIMC’s profit is a reasonable profit for the services provided to the Portfolios.

Plan Investment Fund, Inc.
Approval of Investment Advisory and Service Agreements
(Unaudited)
June 30, 2011
(Concluded)
Economies of Scale. The Independent Trustees received and considered information in the Lipper report regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.
Other Benefits to the Investment Advisor. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Advisor, such as the engagement of affiliates of the Investment Advisor as service providers to the Portfolios, for administrative, transfer agency and custodial services.
No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.
The Fund has disclosed that it was anticipated that on or after June 1, 2011 the investment advisory agreements between the Fund and BIMC would be transferred to BlackRock Advisors, LLC. See “Note 4. Subsequent Events” of Notes to Financial Statements.
Annual Meeting of Participation Certificate Holders (Unaudited)
The 2011 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate holders was held on June 17, 2011. At this meeting the Participation Certificate holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2011. A total of 1,251,795,251.15 Participation Certificates, representing 97.66% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

	For	Against	Abstain
Election of Trustee Nominations	1,251,795,251.15	0	0

Ratification of independent registered public accounting firm	1,251,795,251.15	0	0
Other Disclosures (Unaudited)
Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.
Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700
TRUSTEES

Dorothy A. Coleman	Gerard T. Mallen
Executive Vice President	Treasurer and Finance Division
and Chief Financial Officer	Senior Vice President
Blue Cross & Blue Shield	Health Care Service Corporation
of Rhode Island

Joseph F. Reichard, CCM
Emil D. Duda	Vice President, Treasury Services
Senior Executive Vice President	and Assistant Treasurer
and Chief Financial Officer	Highmark, Inc.
The Lifetime Healthcare Companies

John C. Trifone
John G. Foos	Vice President, Treasurer,
Chairman	Chief Financial Officer and
Plan Investment Fund, Inc.	Chief Information Officer
Blue Cross and Blue Shield of Vermont

Robert J. Kolodgy
Senior Vice President and	Marilyn T. Tromans
Chief Financial Officer	Senior Vice President, Chief Financial
Blue Cross and Blue Shield Association	Officer Blue Cross and Blue Shield of
Kansas City

Alan Krigstein	Cynthia M. Vice
Senior Vice President, Chief Financial	Senior Vice President,
Officer Independence Blue Cross	Chief Financial Officer and Treasurer
Blue Cross and Blue Shield of Alabama

Robert A. Leichtle
Executive Vice President,
Chief Financial Officer and Treasurer
Blue Cross and Blue Shield
of South Carolina
INVESTMENT ADVISOR
GOVERNMENT/REPO PORTFOLIO
AND MONEY MARKET PORTFOLIO
BlackRock Institutional Management Corporation
Wilmington, Delaware

Item 2. Code of Ethics.
     This item is not applicable to this Semi-Annual Report.
Item 3. Audit Committee Financial Expert.
     This item is not applicable to this Semi-Annual Report.
Item 4. Principal Accountant Fees and Services.
     This item is not applicable to this Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants.
     This item is not applicable to this Semi-Annual Report.
Item 6. Investments
     (a) Schedule of Investments included in Item 1.
     (b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.
Item 11. Controls and Procedures.
     (a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

     (b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
     (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka
Dale E. Palka, President

August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Dale E. Palka, President
(Principal Executive Officer)

August 25, 2011

By:	/s/ Joseph S. Castellon
Joseph S. Castellon, Treasurer
(Principal Financial Officer)

August 25, 2011

EXHIBIT INDEX
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.